Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS
Pronouncements adopted during the year ended December 31, 2018:
ASU No. 2014-09
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which implements a common revenue standard and clarifies the principles used for recognizing revenue. The ASU clarifies that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
Revenue from Contracts with Customers
The majority of the Company’s income streams (e.g., interest and dividend income and mortgage income) are accounted for in accordance with GAAP literature outside the scope of ASC 606, Revenue from Contracts with Customers. Details regarding income recognition for interest and non-interest streams can be found throughout Note 1 - Summary of Significant Accounting Policies. Impairment losses recognized against certain receivables (e.g., NSF fees) and capitalized costs (e.g., sales commissions) associated with contracts within the scope of ASC 606 are immaterial.
Non-interest income from service charges on deposit accounts, broker commissions, ATM/debit card fee income, credit card and merchant-related income (e.g., interchange fees), and transactional income from traditional banking services (part of other non-interest income) are the significant income streams within the scope of ASC 606 associated with the IBERIABANK reportable segment. Non-interest income from title revenue is associated with the LTC reportable segment.
Recognition of Revenue from Contracts with Customers
The Company enters into various contracts with customers to provide traditional banking services, including asset management, on a routine basis. The Company’s performance obligations are generally service-related and provided on a daily or monthly basis. The Company does not typically have performance obligations which extend beyond a reporting period. The performance obligations are generally satisfied upon completion of service (i.e., as services are rendered) and the fees are collected at such time, or shortly thereafter. The fees are readily determinable and allocated individually to each service. It is not typical for contracts to require significant judgment to determine the transaction price. Some contracts contain variable consideration; however, the variable consideration is generally constrained (not estimable) as it is based on the occurrence or nonoccurence of a contingent event (or another constraint in some circumstances). The Company generally records the variable consideration when the contingent event occurs and the fee is determinable.
The Company provides some services for customers in which it acts in an agent capacity, but generally acts in a principal capacity. Payment terms and conditions vary slightly amongst services; however, amounts are generally invoiced and due or collected by the Company within 30 days, although some fees may be prepaid. The Company bills the customer periodically as performance obligations are satisfied for most services. Therefore, revenue for services provided is generally recognized in the amount invoiced (except in circumstances of prepayment) as that amount corresponds directly to the value of the Company’s performance. In the normal course of business, the Company does not generally grant refunds for services provided. As such, the Company does not establish provisions for estimated returns.
Title revenue associated with services provided by LTC, as well as broker commissions, ATM/debit card fee income, credit card and merchant-related income (e.g., interchange fees), and transactional fees from traditional banking services generated within IBERIABANK are generally recognized at the point-in-time the services are provided. The Company has determined this recognition to be appropriate as, upon completion of services, the Company has completed its performance obligations, has a present right to payment (or has collected the cash), and the customer is able to obtain (or has obtained) substantially all of the benefits from the performance obligation (i.e., the provided services). Revenues from service charges on deposit accounts are recognized at the end of the monthly service period (e.g., account service charges) or the date the performance obligation is satisfied (e.g., NSF, stop payment, wire transfer, etc.), except for deposit account services performed by Treasury Management which are recognized on a monthly basis, as these services are performed over that time. Asset management fees (e.g., trust fees) are generally recognized at the end of the monthly service period, but fees are not collected until the beginning of the subsequent month, although some contracts may have quarterly terms and/or be prepaid. NSF fees which are not initially paid are subsequently recorded as a loan (along with the overdraft balance) and remain classified as such until the amount is paid or charged-off (generally after 60 days).

Adoption of ASC 606
The Company adopted ASC 606 as of January 1, 2018 for all contracts as of the effective date. Prior period amounts have been reclassified to conform to current guidance requirements related to the net presentation of certain costs associated with interchange fees and rewards programs. The reclassification of prior period amounts reduced non-interest income and non-interest expense by approximately $8.9 million for the year ended December 31, 2017 and had no impact on net income. There was no cumulative adjustment made to opening retained earnings as of January 1, 2018.

ASU No. 2016-01
In January 2016, the FASB issued ASU No. 2016-01, Financial Statements - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which impacts how the Company measures certain equity investments and discloses and presents certain financial instruments through the application of the “exit price” methodology.
The Company adopted this ASU as of January 1, 2018. Under the new guidance, equity investments can no longer be classified as trading or available for sale (AFS), and the related unrealized holding gains and losses can no longer be recognized in OCI. Per the ASU, such equity investments should be measured at fair value with adjustments recognized in earnings at the end of each reporting period. The Company’s portfolio of equity investments previously classified as AFS investment securities, which were not material at the date of adoption, were reclassified to “other assets.” As these equity investments were previously measured at fair value, the implementation of this ASU did not require any changes to the Company’s valuation method for these equity investments. As a result of adopting this ASU, the Company recorded an immaterial cumulative-effect adjustment to retained earnings for previously recorded fair value adjustments related to these equity investments. The Company elected the practical expedient measurement alternative to prospectively account for other equity investments that do not have readily determinable fair values at cost less impairment plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer.
The Company also modified its methodology for determining the estimated fair value for loans measured at amortized cost to the “exit price” methodology as required by this ASU. The fair value disclosure for loans measured at amortized cost had previously been determined using an “entry price” methodology. The Company’s “exit price” methodology estimates the fair value of these loans based on the present value of the future cash flows using the interest rate that would be charged for a similar loan to a borrower with similar risk at the indicated balance sheet date, adjusted for a liquidity discount based on the estimated time period to complete a sale transaction with a market participant.
ASU No. 2016-15
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (ASC 230): Classification of Certain Cash Receipts and Cash Payments, in order to reduce current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.
The Company retrospectively adopted this ASU effective January 1, 2018. The adoption of this ASU did not impact the Company’s consolidated statements of cash flows.
ASU No. 2017-04
In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (ASC 350): Simplifying the Test for Goodwill Impairment, which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Therefore, any carrying amount which exceeds the reporting unit’s fair value up to the amount of goodwill recorded will be recognized as an impairment loss.
The Company elected to early adopt this ASU prospectively effective September 30, 2018. The Company completed its annual impairment test as of October 1, 2018 in accordance with this ASU and concluded that goodwill was not impaired as of the testing date.
ASU No. 2017-12
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (ASC 815): Targeted Improvements to Accounting for Hedging Activities, which amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results.
The Company elected to early adopt this ASU effective January 1, 2018. The modified-retrospective adoption of this ASU did not impact the Company’s consolidated financial statements in the current or prior periods.

ASU No. 2018-15
In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The guidance requires customers in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine which implementation costs to capitalize as assets or expense as incurred. ASC 350-40 requires the capitalization of certain costs incurred only during the application development stage (e.g., costs of integration with on-premises software, coding, configuration, and customization). ASC 350-40 also requires entities to expense costs during the preliminary project and post-implementation stages (e.g., costs of project planning, training, maintenance after implementation, data conversion) as they are incurred. The accounting for the service element of the arrangement is not affected by the ASU.
Capitalized implementation costs related to a hosting arrangement that is a service contract should be amortized over the term of the hosting arrangement. Capitalized implementation costs and the related expense should be presented in the same line item in the statement of financial position and income statement as the fees associated with the hosting element of the arrangement. Capitalized implementation cost payments should be classified in the statement of cash flows in the same manner as payments for the service component of the hosting arrangement (typically operating cash flows).
The Company elected to early adopt the guidance prospectively effective August 31, 2018. The adoption of the guidance did not have a significant impact on the Company’s consolidated financial statements.
Pronouncements issued but not yet adopted:
ASU No. 2016-02, ASU No. 2018-11, and ASU No. 2018-20
In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842). This guidance requires lessees to recognize lease assets (i.e., right of use assets) and liabilities on the balance sheet for leases that are classified as operating leases. The lessor accounting model was relatively unchanged by this ASU. Additional guidance includes, but is not limited to, the elimination of leveraged leases; modification to the definition of a lease; guidance on sale and leaseback transactions; and disclosure of additional quantitative and qualitative information. ASU No. 2016-02 required lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach.
In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842): Targeted Improvements. This ASU includes an optional transition method to apply ASU No. 2016-02 on a prospective basis as of the effective date, with a cumulative effect adjustment to retained earnings in the period of adoption, instead of applying the guidance using a modified retrospective approach as originally required under ASU No. 2016-02. ASU No. 2018-11 also provides lessors with a practical expedient by class of underlying asset to not separate nonlease components from the associated lease component under certain circumstances and clarifies which guidance (ASC 842 or ASC 606) to apply to combined lease and nonlease components.
In December 2018, the FASB issued ASU No. 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. This ASU permits lessors to elect to not evaluate whether certain sales taxes and other similar taxes are lessor costs or lessee costs and instead, exclude these taxes from the measurement of lease revenue and expense and provide certain disclosures. The ASU adds further clarity regarding lessor recognition and measurement of (i) lessor costs paid directly by lessees to third parties on the lessor’s behalf and lessor costs that are paid by the lessor and reimbursed by the lessee, and (ii) certain variable payments that are allocated to the lease and non-lease components when changes in the facts and circumstances on which the variable payment is based occur.
The Company elected the optional transition method and adopted ASU No. 2016-02, ASU No. 2018-11 and ASU No. 2018-20 effective January 1, 2019. The Company occupies certain banking offices and uses equipment under operating lease agreements, which were historically not recognized on the consolidated balance sheets. As a result of adopting this ASU, the Company anticipates recording a net increase to both assets and liabilities of approximately $100 million on January 1, 2019. The Company also elected the package of practical expedients that do not require the reassessment of expired or existing contracts’ lease classification, direct costs, or whether they are or contain leases. The Company did not elect the hindsight practical expedient. The Company did not elect to account for lease and nonlease components as a single lease component. The adjustment to retained earnings on January 1, 2019 as a result of adopting this ASU and the related impact on the Company’s regulatory capital ratios was not significant.

ASU No. 2016-13
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments. The guidance introduces an impairment model that is based on expected credit losses (ECL), rather than incurred losses, to estimate credit losses on certain types of financial instruments such as loans and held-to-maturity securities, including certain off-balance sheet financial instruments such as loan commitments. The measurement of ECL should consider historical information, current information, and reasonable and supportable forecasts, including estimates of prepayments, over the contractual term. Financial instruments with similar risk characteristics must be grouped together when estimating ECL.
The ASU also amends the current AFS security impairment model for debt securities. The new model will require an estimate of ECL when the fair value is below the amortized cost of the asset through the use of an allowance to record estimated credit losses (and subsequent recoveries). Non-credit related losses will continue to be recognized through OCI.
In addition, the guidance provides for a simplified accounting model for purchased financial assets with a more-than-insignificant amount of credit deterioration since their origination. The initial estimate of expected credit losses would be recognized through an ALLL with an offset (i.e., increase) to the cost basis of the related financial asset at acquisition.
ASU No. 2016-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods. The ASU will be applied through a modified-retrospective approach, resulting in a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. A prospective transition approach is required for debt securities for which OTTI had been recognized before the effective date. Amounts previously recognized in AOCI as of the date of adoption that relate to improvements in cash flows expected to be collected should continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption should be recorded in earnings when received.
The Company has established a cross-function implementation team and engaged third-party consultants who have jointly developed a project plan to provide implementation oversight. The Company is in the process of developing and implementing current expected credit loss models that satisfy the requirements of the ASU and continues to identify key interpretive issues. The Company expects that this ASU will result in an increase to ALLL given the change to estimate losses over the full remaining estimated life of the loan portfolio as well as the adoption of an allowance for debt securities. The extent of the increase in the ALLL is not yet known and will depend on the composition of our loan and securities portfolios, finalization of credit loss models, macroeconomic conditions and forecasts at the adoption date.

ASU No. 2018-13
In August 2018, the FASB released ASU No. 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements.
The ASU No. 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods, with early adoption permitted.
The Company is currently evaluating the impact of the ASU. While adoption of this ASU will result in changes to existing disclosures, it will not have any impact on our financial position or results of operation.

ASU No. 2018-16
In October 2018, the FASB released ASU No. 2018-16, Derivatives and Hedging (ASC 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under ASC 815 in addition to the interest rates on direct Treasury obligations of the U.S. government (UST), the London Interbank Offered Rate (LIBOR) swap rate, the OIS Rate based on the Fed Funds Effective Rate, and the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Rate.

The required effective date of this ASU is dependent upon when an entity adopts the provisions of ASU No. 2017-12. The Company adopted ASU No. 2018-16 effective January 1, 2019 on a prospective basis for qualifying new or redesignated hedging relations as ASU No. 2017-12 had previously been adopted on January 1, 2018. The implementation of this ASU will not have a significant impact on the Company’s consolidated financial statements.

ASU No. 2018-17
In October 2018, the FASB released ASU No. 2018-17, Consolidation (ASC 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, which improves the consistency of the application of the variable interest entity (VIE) related party guidance for common control arrangements. This ASU requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP) when determining whether a decision-making fee is a variable interest.
ASU No. 2018-17 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and early adoption is permitted. The guidance should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.
The Company is currently evaluating the impact of the ASU on the Company’s consolidated financial statements.